Revenue (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 477,179	¥ 383,205	¥ 223,775
Other sources	3,065	125	274
Total revenue	480,244	383,330	224,049
Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	477,179	383,205	224,049
Contracts With Customers | Commission received
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,345	1,500	729
Contracts With Customers | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	0	0	274
Sub-total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	3,065	125	0
Staking Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	2,574	0	0
Investment Management Fee Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	139	0
Other Revenue Sources
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other sources	352	125	0
Retail | Contracts With Customers | Transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	455,967	381,705	223,046
Institutional | Contracts With Customers | Transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 19,867	¥ 0	¥ 0